Consolidated Statement ot Cash Flows (Parenthetical) - USD ($) $ in Millions		Jun. 30, 2019		Jun. 30, 2018
Statement Of Cash Flows [Line Items]
Restricted cash and cash equivalents		$ 3,161		$ 4,078
Cash and balances at central banks classified as cash equivalents		101,341	[1]	103,048	[2],[3]
Loans and advances to banks classified as cash equivalents		11,874	[1]	14,354	[2],[3]
Money market paper classified as cash equivalents	[4]	$ 1,968	[1]	$ 2,818	[2],[3]

[1]	Comprises balances with an original maturity of three months or less. USD 3,161 million of cash and cash equivalents were restricted.
[2]	Comprises balances with an original maturity of three months or less. USD 4,078 million of cash and cash equivalents were restricted.
[3]
Upon adoption of IFRS 9 on 1 January 2018, cash flows from certain financial assets previously classified as available-for-sale assets have been reclassified from investing to operating activities as the assets are accounted for at fair value through profit or loss effective 1 January 2018. Refer to Note 1c of the Annual Report 2018 for more information

[4]
Money market paper is included in the balance sheet under Financial assets at fair value held for trading, Financial assets measured at fair value through other comprehensive income, Financial assets at fair value not held for trading and Other financial assets measured at amortized cost.